Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies
Schedule of Property and equipment, net

Category	Estimated useful life	Residual value
Electronic equipment	3 years	0%
Motor vehicles	4 years	0%~5%
Leasehold improvement	Shorter of the lease term or estimated economic life	Nil

Schedule of Intangible assets other than goodwill

Category	Estimated useful life	Residual value
Software and system	3~10 years	0%

Schedule of revenue recognized included in contract liabilities

	December 31, 2024	December 31, 2025
	RMB	RMB
Contract liabilities
- Insurance distribution services	115,490	61,353
- System services	2,159	2,188
Total	117,649	63,541

Schedule of concentration of credit risk

Details of the customers accounting for 10% or more of revenue of the Group are as follows:

	For the year ended December 31,
	2023		2024		2025
	RMB	%	RMB	%	RMB	%
Customer A	539,136	26%	950,542	29%	1,477,333	34%
Customer B	207,350	10%	594,564	18%	987,973	23%
Customer C	*	*	*	*	458,931	10%
Customer D	229,038	11%	410,875	13%	*	*
Customer E	385,860	19%	*	*	*	*
*	represented less than 10% of revenue for the year.

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December 31, 2024		As of December 31, 2025
	RMB	%	RMB	%
Customer B	119,962	46%	173,719	39%
Customer A	*	*	100,284	23%
*	represented less than 10% of accounts receivable as of the year end.